Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
C000014855_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Stock Selector Fund
C000014855_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000014855_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,492
C000014855_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,882
C000014855_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,267
C000014855_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,108
C000014855_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,149
C000014855_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,407
C000014855_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,581
C000014855_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,805
C000014855_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,583
C000014855_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,175
C000014855_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000014855_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014855_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000014855_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000014855_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000014855_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000014855_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000014855_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000014855_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000014855_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000014855_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000014855_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000130144_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000130144_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130144_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,502
C000130144_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,906
C000130144_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,312
C000130144_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,167
C000130144_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,239
C000130144_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,554
C000130144_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,714
C000130144_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,988
C000130144_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,848
C000130144_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,516
C000130144_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000130144_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130144_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000130144_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000130144_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000130144_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000130144_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000130144_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000130144_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000130144_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000130144_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000130144_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000116892_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000116892_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000116892_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,026
C000116892_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,241
C000116892_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,426
C000116892_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,189
C000116892_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,962
C000116892_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,708
C000116892_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,095
C000116892_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,892
C000116892_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,909
C000116892_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,855
C000116892_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000116892_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000116892_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000116892_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000116892_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000116892_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000116892_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000116892_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000116892_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000116892_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000116892_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000116892_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000064280_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class K
C000064280_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064280_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,502
C000064280_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,907
C000064280_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,309
C000064280_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,163
C000064280_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,237
C000064280_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,553
C000064280_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,712
C000064280_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,984
C000064280_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,847
C000064280_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,516
C000064280_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000064280_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064280_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000064280_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000064280_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000064280_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000064280_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000064280_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000064280_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000064280_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000064280_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000064280_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000116893_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000116893_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000116893_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,487
C000116893_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,869
C000116893_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,244
C000116893_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,074
C000116893_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,115
C000116893_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,328
C000116893_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,505
C000116893_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,707
C000116893_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,441
C000116893_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,995
C000116893_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000116893_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000116893_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000116893_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000116893_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000116893_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000116893_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000116893_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000116893_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000116893_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000116893_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000116893_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000116891_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000116891_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000116891_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,368
C000116891_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,581
C000116891_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,742
C000116891_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,418
C000116891_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,129
C000116891_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,800
C000116891_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,067
C000116891_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,736
C000116891_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,776
C000116891_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,787
C000116891_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000116891_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000116891_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000116891_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000116891_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000116891_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000116891_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000116891_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000116891_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000116891_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000116891_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000116891_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000116889_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000116889_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000116889_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,797
C000116889_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,000
C000116889_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,187
C000116889_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,992
C000116889_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,771
C000116889_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,511
C000116889_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,987
C000116889_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,815
C000116889_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,879
C000116889_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,907
C000116889_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000116889_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000116889_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000116889_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000116889_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000116889_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000116889_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000116889_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000116889_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000116889_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000116889_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000116889_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 41,530